Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Interests in associates and joint ventures
Interests in associates and joint ventures

Note 11    Interests in associates and joint ventures

11.1    Change in interests in associates and joint ventures

The table below shows the value of the main interests in associates and joint ventures:

(in millions of euros)
Company	Main activity	Main co-%		December 31,	December 31,	December 31,
		shareholder	interest	2023	2022	2021
Entities jointly controlled
Orange Concessions and its subsidiaries	Operation / maintenance related to Public Initiative Networks	Consortium HIN (50%)	50%	1,012	1,057	1,049
Swiatłowod Inwestycje Sp. z o.o. (FiberCo in Poland)	Construction / operation in Poland	APG Group (50%)	50%	332	306	298
Mauritius Telecom	Telecommunications operator in Mauritius	Mauritius government (34%)	40%	86	72	65
Other				14	17	10
Entities under significant influence
Orange Tunisie	Telecommunications operator in Tunisia	Investec (51%)	49%	20	17	2
Savoie connectée	Fiber infrastructure operator	XPFibre.Co (70%)	30%	17	7	7
IRISnet	Telecommunications operator in Belgium	Ministry of the Brussels-Capital Region (MBCR) (53%)	22%	7	6	6
Other				4	3	3
Total associates and joint ventures				1,491	1,486	1,440

The change in interests in associates and joint ventures is as follows:

(in millions of euros)	2023	2022	2021
Interests in associates and joint ventures - in the opening balance	1,486	1,440	98
Dividends	(16)	(5)	(3)
Share of profits (losses)	(29)	(2)	3
Change in components of other comprehensive income(1)	(12)	51	3
Changes in the scope of consolidation(2)	4	(3)	1,345
Change in capital	33	11	3
Translation adjustment	21	(2)	(4)
Reclassifications and other items	4	(3)	(6)
Interests in associates and joint ventures - in the closing balance	1,491	1,486	1,440

(1)	In 2023, includes the effect of the change in fair value of cash flow hedge derivatives, net of tax, recognized in the other comprehensive income of Orange Concessions for (14) million euros and of the FiberCo in Poland for (12) million euros. In 2022, included the effect of the change in fair value of cash flow hedge derivatives, net of tax, recognized in the other comprehensive income of Orange Concessions for 33 million euros and of the FiberCo in Poland for 18 million euros.
(2)	In 2021, changes in the scope of consolidation mainly concerned Orange Concessions and the FiberCo in Poland.

The main transactions between the Group and companies consolidated using the equity method are presented in Note 12.

11.2Key figures from associates and joint ventures

The key figures relating to Orange Concessions and Swiatłowod Inwestycje Sp. z o.o. (FiberCo in Poland) are as follows (figures from financial statements of entities taken as a whole):

(in millions of euros)	December 31, 2023		December 31, 2022		December 31, 2021
	Orange	Swiatłowod	Orange	Swiatłowod	Orange	Swiatłowod
	Concessions	Inwestycje Sp. z o.o.	Concessions	Inwestycje Sp. z o.o.	Concessions	Inwestycje Sp. z o.o.
Assets
Non-current assets	3,639	577	3,699	372	3,029	168
Current assets	408	186	417	197	519	171
Total assets	4,046	763	4,115	569	3,548	339

Liabilities
Shareholder's equity	2,026	306	2,117	281	1,991	257
Non-current liabilities	1,540	359	1,494	198	1,054	45
Current liabilities	480	97	505	90	502	36
Total equity and liabilities	4,046	763	4,115	569	3,548	339

Income statement
Revenue	623	45	768	29	112	7
Operating income	(61)	(8)	(7)	(4)	(16)	(3)
Finance costs, net	(25)	(13)	(35)	(5)	(5)	16
Income tax	15	4	8	1	7	(3)
Net income	(71)	(17)	(35)	(8)	(14)	10

11.3Contractual commitments on interests in associates and joint ventures

Public Initiative Networks commitments

As part of the roll-out of the high-speed and very high-speed broadbrand network in France, the Group has entered into contracts via Public Initiative Networks (mainly public service delegation contracts and public-private partnership contracts as well as public design, construction, operation and maintenance contracts). On November 3, 2021, the Orange group sold 50% of the capital in Orange Concessions to the consortium HIN, comprising La Banque des Territoires (Caisse des Dépôts), CNP Assurances and EDF resulting in the loss of Orange's exclusive control over this entity and its subsidiaries. The Orange Concessions group is jointly controlled with the consortium and is consolidated in the financial statements of the Orange group according to the equity method. The Group continues to have obligations under network construction, concession and operation contracts in proportion to its shareholding, i.e. 1,336 million euros at December 31, 2023.

Accounting policies

The carrying value of interests in associates or joint ventures corresponds to the initial acquisition cost plus the share of net income for the period. If an associate or joint venture incurs losses and the carrying value of the investment is reduced to zero, the Group ceases to recognize the additional share of losses since it has no commitment beyond its investment.

An impairment test is performed at least annually and whenever there is objective evidence of impairment loss, such as a decrease in the quoted price when the investee is listed, significant financial difficulty of the entity, observable data indicating a measurable decrease in the estimated future cash flows, or information about significant changes having an adverse effect on the entity.

An impairment loss is recorded when the recoverable amount is lower than the carrying value, the recoverable amount being the higher of the value in use and the fair value less transaction costs. The unit of account is the whole investment. Any impairment loss is recognized in the “share of profits (losses) of associates and joint ventures”. Impairment losses can be reversed once the recoverable amount exceeds the carrying value.